Allowances for Expected Credit Losses - Movement (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Allowances for Expected Credit Losses
Balance as of December 31, 2021	$ 4
Current year provision for expected credit losses	19
Write-offs	(4)
Balance as of December 31, 2022	23
Adoption of ASC 326 | Cumulative effect of the adoption of accounting standard update
Allowances for Expected Credit Losses
Current year provision for expected credit losses	$ 4